Report of the directors financial review risk report - Credit risk in the first half of 2021 (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets	$ 1,059,511	$ 1,037,987
Loans and advances to banks
Disclosure of financial assets [line items]
Financial assets	86,886	81,616
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	84,574	88,639
Debt instruments measured at amortised cost | Loans and advances to customers | IFRS 9
Disclosure of financial assets [line items]
Financial assets	1,059,511	1,037,987
Debt instruments measured at amortised cost | Loans and advances to banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets	86,886	81,616
Debt instruments measured at amortised cost | Debt securities in issue
Disclosure of financial assets [line items]
Financial assets	76,489	76,882
Debt instruments measured at amortised cost | Other financial assets measured at amortised cost | IFRS 9
Disclosure of financial assets [line items]
Financial assets	854,280	772,233
Debt instruments at FVOCI | IFRS 9
Disclosure of financial assets [line items]
Financial assets	343,379	391,762
Gross carrying/ nominal amount | Wholesale | Hong Kong
Disclosure of financial assets [line items]
Financial assets	436,443	452,983
Gross carrying/ nominal amount | Wholesale | UK
Disclosure of financial assets [line items]
Financial assets	481,849	430,555
Gross carrying/ nominal amount | Wholesale | Canada
Disclosure of financial assets [line items]
Financial assets	84,398	85,720
Gross carrying/ nominal amount | Wholesale | US
Disclosure of financial assets [line items]
Financial assets	229,768	201,263
Gross carrying/ nominal amount | IFRS 9
Disclosure of financial assets [line items]
Off-balance sheet commitments	688,647	678,167
Gross carrying/ nominal amount | Mortgages | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	10,000
Gross carrying/ nominal amount | Mortgages | Retail | Hong Kong
Disclosure of financial assets [line items]
Financial assets	93,283	89,943
Increase (decrease) in financial assets	2,900
Gross carrying/ nominal amount | Mortgages | Retail | UK
Disclosure of financial assets [line items]
Financial assets	151,435	146,478
Increase (decrease) in financial assets	5,100
Gross carrying/ nominal amount | Mortgages | Retail | Canada
Disclosure of financial assets [line items]
Financial assets	24,681	22,454
Gross carrying/ nominal amount | Mortgages | Retail | US
Disclosure of financial assets [line items]
Financial assets	15,283	15,399
Gross carrying/ nominal amount | Personal loans and overdrafts | Retail | Canada
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	2,000
Gross carrying/ nominal amount | Credit cards | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(1,000)
Gross carrying/ nominal amount | Credit cards | Retail | Hong Kong
Disclosure of financial assets [line items]
Financial assets	7,414	7,422
Increase (decrease) in financial assets	(200)
Gross carrying/ nominal amount | Credit cards | Retail | UK
Disclosure of financial assets [line items]
Financial assets	7,563	7,869
Gross carrying/ nominal amount | Credit cards | Retail | Canada
Disclosure of financial assets [line items]
Financial assets	232	260
Gross carrying/ nominal amount | Credit cards | Retail | US
Disclosure of financial assets [line items]
Financial assets	938	570
Increase (decrease) in financial assets	(400)
Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Retail | Hong Kong
Disclosure of financial assets [line items]
Financial assets	5,787	6,020
Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Retail | UK
Disclosure of financial assets [line items]
Financial assets	8,460	9,164
Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Retail | Canada
Disclosure of financial assets [line items]
Financial assets	1,699	1,775
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | IFRS 9
Disclosure of financial assets [line items]
Financial assets	2,013,784	1,906,543
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets	1,159,000
Increase (decrease) in financial assets	25,200
Increase (decrease) through foreign exchange, financial assets	1,500
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Loans and advances to customers and banks | IFRS 9 | Disposal groups classified as held for sale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(2,600)
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Loans and advances to customers | IFRS 9
Disclosure of financial assets [line items]
Financial assets	1,072,375	1,052,477
Increase (decrease) in financial assets	21,200
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Loans and advances to customers | IFRS 9 | Personal
Disclosure of financial assets [line items]
Financial assets	482,447	460,809
Increase (decrease) in financial assets	12,500
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Loans and advances to customers | IFRS 9 | Personal | Hong Kong
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	13,000
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Loans and advances to customers | IFRS 9 | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	500
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Loans and advances to banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets	86,905	81,658
Increase (decrease) in financial assets	6,000
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost | IFRS 9
Disclosure of financial assets [line items]
Financial assets	854,504	772,408
Gross carrying/ nominal amount | Debt instruments at FVOCI | IFRS 9
Disclosure of financial assets [line items]
Financial assets	343,490	391,903
Gross carrying/ nominal amount | Debt instruments at FVOCI | Debt securities in issue
Disclosure of financial assets [line items]
Financial assets	348,107	399,717
Allowance for ECL
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	2,000	1,300
Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(3,700)	(4,500)
Increase (decrease) in financial assets	700	(200)
Allowance for ECL | Wholesale | Hong Kong
Disclosure of financial assets [line items]
Financial assets	(429)	(474)
Allowance for ECL | Wholesale | UK
Disclosure of financial assets [line items]
Financial assets	(1,740)	(2,077)
Allowance for ECL | Wholesale | Canada
Disclosure of financial assets [line items]
Financial assets	(146)	(183)
Allowance for ECL | Wholesale | US
Disclosure of financial assets [line items]
Financial assets	(270)	(369)
Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	(3,900)	(4,500)
Increase (decrease) in financial assets	1,300	1,500
Allowance for ECL | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(13,800)	(15,700)
Increase (decrease) in financial assets	1,900
Increase (decrease) through foreign exchange, financial assets	100
Off-balance sheet commitments	(594)	(859)
ECL income statement change for the period	719
Allowance for ECL | Mortgages | Retail | Hong Kong
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | Mortgages | Retail | UK
Disclosure of financial assets [line items]
Financial assets	(205)	(197)
Allowance for ECL | Mortgages | Retail | Canada
Disclosure of financial assets [line items]
Financial assets	(31)	(31)
Allowance for ECL | Mortgages | Retail | US
Disclosure of financial assets [line items]
Financial assets	(41)	(41)
Allowance for ECL | Credit cards | Retail | Hong Kong
Disclosure of financial assets [line items]
Financial assets	(244)	(266)
Allowance for ECL | Credit cards | Retail | UK
Disclosure of financial assets [line items]
Financial assets	(678)	(857)
Allowance for ECL | Credit cards | Retail | Canada
Disclosure of financial assets [line items]
Financial assets	(10)	(9)
Allowance for ECL | Credit cards | Retail | US
Disclosure of financial assets [line items]
Financial assets	(162)	(86)
Allowance for ECL | Other financial assets measured at amortised cost | Retail | Hong Kong
Disclosure of financial assets [line items]
Financial assets	(102)	(112)
Allowance for ECL | Other financial assets measured at amortised cost | Retail | UK
Disclosure of financial assets [line items]
Financial assets	(713)	(897)
Allowance for ECL | Other financial assets measured at amortised cost | Retail | Canada
Disclosure of financial assets [line items]
Financial assets	(21)	(22)
Allowance for ECL | Debt instruments measured at amortised cost | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(13,107)	(14,707)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers | Non-credit impaired
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(1,500)	3,900
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(12,864)	(14,490)
Increase (decrease) in financial assets	1,600
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers | IFRS 9 | Personal
Disclosure of financial assets [line items]
Financial assets	(4,006)	(4,731)
Increase (decrease) in financial assets	700
ECL income statement change for the period	116
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers | IFRS 9 | Personal | Non-credit impaired
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	600
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers | IFRS 9 | Personal | Financial instruments credit-impaired
Disclosure of financial assets [line items]
ECL income statement change for the period	221
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers | IFRS 9 | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	900
ECL income statement change for the period	633
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers | IFRS 9 | Wholesale | Non-credit impaired
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	700
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers | IFRS 9 | Wholesale | Financial instruments credit-impaired
Disclosure of financial assets [line items]
ECL income statement change for the period	196
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(19)	(42)
Allowance for ECL | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(224)	(175)
ECL income statement change for the period	(56)
Allowance for ECL | Debt instruments at FVOCI | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(111)	(141)
Allowance for ECL | Debt instruments at FVOCI | Loans and advances to customers | IFRS 9
Disclosure of financial assets [line items]
ECL income statement change for the period	26
Allowance for ECL | Debt instruments at FVOCI | Debt securities in issue
Disclosure of financial assets [line items]
Financial assets	$ (111)	$ (141)